CONCENTRATION AND RISKS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION AND RISKS

3. CONCENTRATION AND RISKS

3.1 FOREIGN CURRENCY EXCHANGE RATE RISK

The Company’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Company in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of December 31, 2025 and 2024, the Company’s cash and cash equivalents denominated in RMB were RMB 212,145 (approximately $30,233), and RMB 536 (approximately $73), respectively, accounting for 66.66% and 0.06% of the Company’s total cash and cash equivalents.

 3.2 CONCENTRATION OF CREDIT RISK

The Company’s credit risk arises primarily from cash and cash equivalents, accounts receivable, other receivables from related parties, and other receivables included in prepaid expenses and other current assets. The carrying amounts of these financial instruments represent the Company’s maximum exposure to credit risk.

As of December 31, 2025, 70% of the Company’s cash and cash equivalents were held by major financial institutions located in China and Hong Kong, the remaining 30% was held by financial institutions located in the United States. The Company believes that these financial institutions located in China, Hong Kong, and the United States are of high credit quality. Accounts at each institution in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) for up to $250,000. As of December 31, 2025, the Company had no cash balances at financial institutions in the United States in excess of the Federal Deposit Insurance Corporation limit.

Accounts receivable and other receivables are generally unsecured and arise in the ordinary course of business. Credit risk associated with these balances is mitigated through customer credit evaluations, ongoing monitoring of outstanding receivable balances, and the recognition of an allowance for expected credit losses based on historical experience, current conditions, and reasonable and supportable forecasts.

3.3 CONCENTRATION OF CUSTOMERS AND SUPPLIERS

For the three months ended December 31, 2025 and 2024, revenue was primarily derived from major customers disclosed below.

Three months ended December 31, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer ZNF	$11,981,591	75.98%	-	-
Customer ZHXY	$1,176,519	7.46%	-	-

Three months ended December 31, 2024:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer LXM	$13,524	59%	$-	-

For the three months ended December 31, 2025 and 2024, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Three months ended December 31, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier TTY	$1,080,346	29.21%
Supplier ACJN	766,343	20.72%
Supplier SCNY	397,944	10.76%
Supplier YFHYL	382,027	10.33%

Three months ended December 31, 2024:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$251,080	100%

3. CONCENTRATION AND RISKS

3.1 FOREIGN CURRENCY EXCHANGE RATE RISK

The Company’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Company in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of September 30, 2025 and 2024, the Company’s cash and cash equivalents denominated in RMB were RMB 576,318 (approximately $80,950) and RMB 24,443 (approximately $3,487) , respectively, accounting for 58.96% and 0.75% of the Company’s total cash and cash equivalents.

3.2 CONCENTRATION OF CREDIT RISK

The Company’s credit risk arises primarily from cash and cash equivalents, accounts receivable, other receivables from related parties, and other receivables included in prepaid expenses and other current assets. The carrying amounts of these financial instruments represent the Company’s maximum exposure to credit risk.

As of September 30, 2025, 86% of the Company’s cash and cash equivalents were held by major financial institutions located in China and Hongkong, the remaining 14% was held by financial institutions located in the United States. The Company believes that these financial institutions located in China, Hongkong and the United States of high credit quality. Accounts at each institution in the United States are insured by the Federal Deposit Insurance Corporation (FDIC) for up to $250,000. As of September 30, 2025, the Company had no cash balances at financial institutions in the United States in excess of the Federal Deposit Insurance Corporation limit.

Accounts receivable and other receivables are generally unsecured and arise in the ordinary course of business. Credit risk associated with these balances is mitigated through customer credit evaluations, ongoing monitoring of outstanding receivable balances, and the recognition of an allowance for expected credit losses based on historical experience, current conditions, and reasonable and supportable forecasts.

3.3 CONCENTRATION OF CUSTOMERS AND SUPPLIERS

In the years ended September 30, 2025 and 2024, revenue was primarily derived from major customers disclosed below.

Year ended September 30, 2025:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer A	$6,189,907	60%	-	-
Customer B	$3,738,704	36%	-	-

Year ended September 30, 2024:

Customer Name	Sales Amount	% of Total Revenue	Accounts Receivable Amount	% of Total Accounts Receivable
Customer CN	$1,149,585	59.55%	-	-
Customer WP	$196,793	10.19%	-	-

For the years ended September 30, 2025 and 2024, inventory purchases, including purchases related to the Company’s trading of goods, were primarily made from the major suppliers disclosed below.

Year ended September 30, 2025:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$8,479,775	45.64%
Supplier B	6,152,915	33.12%
Supplier C	3,729,039	20.07%

Year ended September 30, 2024:

Supplier Name	Purchases Amount	% of Total Purchases
Supplier YKYM	$4,548,035	100%